Offerings - Offering: 1	Mar. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2035
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99753
Maximum Aggregate Offering Price	$ 698,271,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 106,905.29
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). In accordance with Rules 456(b) and 457(r) of the Securities Act, as amended, the registrant initially deferred payment of all of the registration fee for Registration Statement
No. 333-270827
filed by the registrant on March 24, 2023.